Description of Business and Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Feb. 19, 2020
Business Acquisition [Line Items]
Accumulated deficit	$ 328,217,000		$ 232,883,000	$ 152,606,000
Net cash used in operating activities	54,457,000	$ 13,106,000	48,354,000	36,556,000
Cash and cash equivalents	$ 35,395,000		$ 19,228,000	20,904,000
Number of operating segments | Segment			1
Number of reportable segments | Segment			1
Impairment losses on equity method investments			$ 0	$ 0
Percentage of tax benefits to be realized for recognition in the income statement			50.00%	50.00%
8.00% Convertible Notes [Member] | Convertible Debt [Member]
Business Acquisition [Line Items]
Debt instrument, stated percentage	8.00%		8.00%		8.00%
Minimum [Member]
Business Acquisition [Line Items]
Credit period given to the customers			30 days
Maximum [Member]
Business Acquisition [Line Items]
Credit period given to the customers			45 days